Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 21, 2021	Dec. 31, 2021	Mar. 31, 2022	Jan. 06, 2022	Jan. 04, 2022	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Common stock shares		3,480,692	3,480,692
Merger consideration, description		(i) an aggregate of 9,871,343 shares of common stock, including conversion of all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock, were issued in exchange for the Old Revelation stock outstanding as of immediately prior to the Effective Time, (ii) 167,867 shares of common stock were reserved for issuance for Revelation Rollover Warrants outstanding as of immediately prior to the Effective Time and (iii) 460,706 shares of common stock were reserved for issuance for Revelation Rollover RSU’s outstanding as of immediately prior to the Effective Time.
Aggregate shares	4,500,000
Aggregate shares		1,544,038	15,381,501			4,207,776	666,705
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Par value (in Dollars per share)		$ 0.001
Common stock shares		10,500,000
Petra Common Stock [Member]
Subsequent Events (Details) [Line Items]
Per value (in Dollars per share)	$ 0.001
Common stock shares	31,500,000
Aggregate shares				432,072
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible financing amount (in Dollars)					$ 2.5
Fixed annual interest					10.00%
Revelation purchased shares				245,019
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination, description		Immediately after giving effect to the Business Combination, there were 12,944,213 shares of common stock outstanding, and 1,294,421 shares of common stock reserved for future issuance under the 2021 Equity Incentive Plan. The pre-merger stockholders of Petra retained an aggregate of 3,072,870 shares of common stock of Petra, representing 23.7% ownership of the post-Merger company. Therefore, upon consummation of the Business Combination, there was a change in control of Petra, with the former owners of Revelation effectively acquiring control of Petra. Additionally, in connection with the Business Combination, stockholders holding 3,480,692 shares of Petra common stock exercised their right to redeem such shares for cash at a price of approximately $10.20 per share for payments in the aggregate of approximately $35.5 million. On the Closing Date, approximately $7.6 million was escrowed pursuant to the Forward Share Purchase Agreement entered into by and between Petra and Meteora and approximately $4.2 million was released to Revelation.